Derivative Liabilities - Schedule of Derivative Expense (Details) - Derivative Expense [Member]	May 08, 2023 USD ($)
Schedule of Derivative Expense [Line Items]
Fair value of derivative liabilities	$ 954,725
Less: face amount of debt	(555,000)
Derivative expense	$ 399,725